Commitments - Schedule of other contractual commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	$ 1,109,053	$ 213,991
Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	107,875
Year ending 2024 - 2025
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	35,816
Year ending 2026 - 2027
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	45,056
Thereafter
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	920,306
Capital purchase obligations
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	9,028	11,076
Capital purchase obligations | Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	9,028
Capital purchase obligations | Year ending 2024 - 2025
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	0
Capital purchase obligations | Year ending 2026 - 2027
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	0
Capital purchase obligations | Thereafter
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	0
Other purchase obligations
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	143,907	114,060
Other purchase obligations | Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	98,847
Other purchase obligations | Year ending 2024 - 2025
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	35,816
Other purchase obligations | Year ending 2026 - 2027
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	9,244
Other purchase obligations | Thereafter
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	0
Obligations for leases that have not yet commenced
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	956,118	$ 88,855
Obligations for leases that have not yet commenced | Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	0
Obligations for leases that have not yet commenced | Year ending 2024 - 2025
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	0
Obligations for leases that have not yet commenced | Year ending 2026 - 2027
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	35,812
Obligations for leases that have not yet commenced | Thereafter
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	$ 920,306